United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21235

(Investment Company Act File Number)

Federated Hermes Premier Municipal Income Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(412) 288-1900

(Registrant's Telephone Number)

Date of Fiscal Year End: 11/30/2023

Date of Reporting Period: Six months ended 05/31/2023

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2023

Federated Hermes Premier Municipal Income Fund
Fund Established 2002

Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2022 through May 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio Overview
May 31, 2023 (unaudited)
Total Returns
(Inception 12/20/2002)	Market Price	NAV
6 Months (cumulative)	-2.86%	1.62%
1 Year	-8.90%	-3.39%
3 Year	-3.80%	-1.86%
5 Year	-0.40%	0.47%
10 Year	1.77%	2.70%
Portfolio Statistics
Market Price	$10.47
NAV	$12.28
Dividend Yield[1]	4.41%
Taxable Equivalent Dividend Yield[2]	7.00%
Premium/Discount to NAV	-14.74% discount
Common Share Assets	$141.1 million
Preferred Share Assets	$88.6 million
Total Portfolio Assets	$229.7 million
Weighted Average Effective Maturity	11.9 years
Weighted Average Stated Maturity	21.4 years
Weighted Average Modified Duration[3]	7.5 years
Total Number of Securities	198
Credit Quality4
AAA	6.5%
AA	33.5%
A	33.5%
BBB	12.2%
BB	3.7%
Not Rated	10.6%
Semi-Annual Shareholder Report

Tax-Free Dividends Per Share Since Inception
February 2003–August 2005	$0.08375/month
September 2005–October 2006	$0.073/month
November 2006–February 2009	$0.067/month
March 2009–February 2010	$0.09/month
March 2010–May 2011	$0.087/month
June 2011–November 2012	$0.083/month
December 2012–August 2014	$0.0755/month
September 2014–May 2016	$0.0735/month
June 2016–November 2016	$0.07/month
December 2016–May 2018	$0.061/month
June 2018–May 2019	$0.054/month
June 2019–August 2020	$0.05/month
September 2020–May 2022	$0.054/month
June 2022–February 2023	$0.041/month
March 2023–May 2023	$0.0385/month
Performance and composition information is updated monthly on FederatedHermes.com/us.
Past performance is no guarantee of future results. Investment return, price, yield and NAV will fluctuate.
1
Dividend Yield on market share price is an annualized number, calculated by multiplying the fund’s most recent monthly dividend per share by 12 and then dividing by the month-end market price per share.
2
Taxable Equivalent Dividend Yield – In calculating this yield, the dividend yield is divided by 1 minus the applicable tax rate. The maximum federal tax rate (37%) is used when calculating the taxable equivalent dividend yield. Federal tax rates are based on 2018 rates as stated in the Tax Cuts and Jobs Act of 2018.
3
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
4
The ratings agencies that provided the ratings are Standard & Poor’s, Moody’s Investors Service and Fitch Ratings. When ratings vary, the highest rating is used. Credit ratings of A or better are considered high credit quality; credit ratings of BBB are good credit quality and the lowest category of investment grade; credit ratings BB and below are lower-rated securities (“junk bonds”); and credit ratings of CCC or below have high default risk. The credit quality breakdown does not give effect to the impact of any credit derivative investments made by the fund.
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At May 31, 2023, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Investments
Dedicated Tax	12.6%
Hospital	10.2%
General Obligation - State	6.9%
Water & Sewer	6.7%
Airport	6.7%
General Obligation - Local	6.5%
Public Power	6.4%
Toll Road	6.4%
Primary/Secondary Education	5.5%
Refunded	5.4%
Other[2]	26.7%
Derivative Contracts[3,4]	0.0%
TOTAL	100%

Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund’s Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

For purposes of this table, sector classifications constitute 73.3% of the Fund’s investments. Remaining sectors have been aggregated under the designation “Other.”
3
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investment in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
4
Represents less than 0.1%.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2023 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—99.6%
		Alabama—1.8%
$1,500,000		Alabama State Corrections Institution Finance Authority (Alabama State), Revenue Bonds (Series 2022A), 5.250%, 7/1/2052	$1,610,102
2,500,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2046	2,508,563
		TOTAL	4,118,665
		Arizona—1.9%
500,000		Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), (School District Credit Program GTD), 5.000%, 7/1/2052	507,233
585,000	[1]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	580,542
2,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	2,010,559
625,000	[1]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.750%, 11/15/2042	629,741
640,000	[1]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.000%, 7/15/2027	640,471
		TOTAL	4,368,546
		California—7.9%
3,000,000		California Health Facilities Financing Authority (Stanford Health Care), Revenue Refunding Bonds (Series 2017A), 4.000%, 11/15/2040	2,957,552
2,300,000		California Infrastructure & Economic Development Bank (Equitable School Revolving Fund), Senior National Charter School Revolving Loan Fund Revenue Bonds (Series 2022B), 5.000%, 11/1/2057	2,352,116
165,000	[1]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	140,673
600,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	606,959
250,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	251,110
1,000,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2035	1,018,998
600,000		California State, Various Purpose UT GO Bonds, 5.250%, 9/1/2047	679,856
1,110,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.500%, 9/1/2028	1,117,127
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	California—continued
$1,000,000	Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), (Original Issue Yield: 6.050%), (United States Treasury PRF 1/15/2024@100), 5.750%, 1/15/2046	$1,015,835
1,060,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2022), 5.000%, 6/1/2051	1,103,890
165,000	Irvine, CA (Irvine, CA Reassessment District No. 13-1), Limited Obligation Improvement Bonds, 5.000%, 9/2/2028	165,810
1,400,000	Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Power System Revenue Bonds (Series 2022C), 5.000%, 7/1/2043	1,545,688
1,500,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Citigroup, Inc. GTD), 7.000%, 11/1/2034	1,803,084
1,225,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	1,305,318
255,000	Riverside County, CA Transportation Commission (RCTC 91 Express Lanes), Toll Revenue Senior Lien Refunding Bonds (Series 2021B-1), 4.000%, 6/1/2046	233,615
1,500,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2019F), 5.000%, 5/1/2050	1,578,555
	TOTAL	17,876,186
	Colorado—3.7%
500,000	Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	509,707
800,000	Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2022), 5.500%, 11/1/2047	853,321
1,250,000	Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), (Original Issue Yield: 5.120%), (United States Treasury PRF 1/1/2024@100), 5.000%, 1/1/2044	1,262,216
1,805,000	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Senior Revenue Bonds (Series 2017), 5.000%, 12/31/2056	1,772,864
2,480,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), (Original Issue Yield: 6.630%), (Bank of America Corp. GTD), 6.250%, 11/15/2028	2,645,919
403,000	Tallyn’s Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), (United States Treasury PRF 12/1/2023@100), 5.000%, 12/1/2033	405,854
1,000,000	University of Colorado (The Regents of), University Enterprise Revenue Bonds (Series 2013A), (United States Treasury PRF 6/1/2023@100), 5.000%, 6/1/2037	1,000,000
	TOTAL	8,449,881
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—0.8%
$1,755,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2037	$1,881,429
		District of Columbia—1.4%
500,000		District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	501,121
250,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2033	250,469
225,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2048	225,422
2,000,000		District of Columbia, UT GO Bonds (Series 2019A), 5.000%, 10/15/2044	2,138,671
		TOTAL	3,115,683
		Florida—3.4%
1,000,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2028	996,204
1,500,000		Broward County, FL School District, UT GO School Bonds (Series 2022), 5.000%, 7/1/2051	1,610,595
1,465,000		Central Florida Expressway Authority, Senior Lien Revenue Bonds (Series 2019B), 5.000%, 7/1/2044	1,546,159
624,516	[1,2,3]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	68,697
500,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds TEMPS-80 (Series 2022B-1), 3.750%, 10/1/2027	476,843
1,500,000		Miami-Dade County, FL (Miami-Dade County, FL Transit System), Transit System Sales Surtax Revenue Bonds (Series 2020A), 4.000%, 7/1/2050	1,420,506
500,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.000%, 5/1/2029	499,987
900,000		Rivers Edge II CDD, Capital Improvement Revenue Bonds (Series 2021), 4.000%, 5/1/2051	695,246
415,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), (Original Issue Yield: 6.752%), (Step Coupon 11/1/2024@6.610%), 0.000%, 5/1/2040	377,482
450,000	[2,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.610%, 5/1/2040	5
		TOTAL	7,691,724
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Georgia—5.4%
$2,000,000	Atlanta, GA Airport General Revenue (Atlanta, GA Department of Aviation), General Revenue Bonds (Series 2022A), 5.000%, 7/1/2047	$2,167,074
2,000,000	Atlanta, GA, UT GO Public Improvement Bonds (Series 2022A-1), 5.000%, 12/1/2041	2,244,312
510,000	Geo. L. Smith II Georgia World Congress Center Authority, Convention Center Hotel Second Tier Revenue Bonds (Series 2021B), 5.000%, 1/1/2054	410,126
1,460,000	Georgia Ports Authority, Revenue Bonds (Series 2022), 4.000%, 7/1/2052	1,421,719
2,000,000	Georgia State, UT GO Bonds (Series 2022A), 4.000%, 7/1/2042	2,018,252
1,250,000	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2022B) TOBs, (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 6/1/2029	1,304,144
1,000,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project J Revenue Refunding Bonds (Series 2015A), 5.500%, 7/1/2060	1,010,528
1,000,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Bonds (Series 2021A), 5.000%, 1/1/2056	1,014,014
775,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project P Revenue Refunding Bonds (Series 2023A), 5.500%, 7/1/2064	798,298
	TOTAL	12,388,467
	Idaho—0.6%
1,750,000	Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.000%, 10/1/2033	1,432,616
	Illinois—13.7%
430,000	Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.750%, 4/1/2048	466,598
1,500,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.000%, 12/1/2046	1,445,784
3,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2035	3,018,771
2,000,000	Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2053	2,063,846
2,000,000	Chicago, IL Transit Authority, Second Lien Sales Tax Receipts Revenue Bonds (Series 2022A), 5.000%, 12/1/2057	2,055,907
2,000,000	Chicago, IL Wastewater Transmission, Second Lien Wastewater Transmission Revenue Bonds (Series 2023A), (Assured Guaranty Municipal Corp. INS), 5.250%, 1/1/2053	2,159,321
200,000	Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2023A), (Assured Guaranty Municipal Corp. INS), 5.250%, 11/1/2053	215,720
1,500,000	Chicago, IL, UT GO Bonds (Series 2023A), 5.500%, 1/1/2040	1,612,785
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$234,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	$229,383
1,000,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	715,151
1,500,000	Illinois Finance Authority (Northshore-Edward-Elmhurst Health Credit Group), Revenue Bonds (Series 2022A), 4.000%, 8/15/2042	1,435,925
1,340,000	Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	1,427,300
1,660,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	1,742,158
1,000,000	Illinois State, UT GO Bonds (Series 2018A), 5.000%, 5/1/2042	1,024,036
750,000	Illinois State, UT GO Bonds (Series 2020B), (Original Issue Yield: 5.850%), 5.750%, 5/1/2045	814,336
2,000,000	Illinois State, UT GO Bonds (Series 2022C), 5.125%, 10/1/2043	2,118,660
2,000,000	Illinois State, UT GO Bonds (Series 2022C), 5.500%, 10/1/2045	2,178,363
1,000,000	Illinois State, UT GO Bonds (Series 2023B), (Original Issue Yield: 4.730%), 4.500%, 5/1/2048	979,820
265,000	Illinois State, UT GO Bonds (Series 2023B), 5.500%, 5/1/2047	286,804
1,000,000	Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.650%), (United States Treasury PRF 7/1/2023@100), 5.500%, 7/1/2038	1,002,017
235,000	Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2026	246,287
1,600,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), (Original Issue Yield: 5.060%), 5.000%, 6/15/2053	1,601,294
1,250,000	Sales Tax Securitization Corp., IL, Sales Tax Securitization Bonds (Series 2018A), 5.000%, 1/1/2048	1,277,601
1,105,000	Sales Tax Securitization Corp., IL, Sales Tax Securitization Bonds (Series 2022A), 4.000%, 1/1/2042	1,070,695
	TOTAL	31,188,562
	Indiana—2.0%
930,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 5.250%, 1/1/2030	931,283
500,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.250%, 1/1/2038	500,378
2,000,000	Indiana State Finance Authority (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.000%, 10/1/2032	2,036,561
1,000,000	Indiana State Finance Authority (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2022B), 5.250%, 10/1/2052	1,080,928
	TOTAL	4,549,150
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Iowa—0.9%
$1,015,000	Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022) TOBs, 5.000%, Mandatory Tender 12/1/2042	$1,024,153
1,000,000	Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), 5.000%, 12/1/2050	1,002,248
	TOTAL	2,026,401
	Kansas—0.9%
2,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 9/1/2044	2,010,893
	Kentucky—0.4%
1,000,000	Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2031	906,795
	Louisiana—0.7%
1,000,000	Louisiana Public Facilities Authority (Tulane University, LA), University Revenue and Refunding Bonds (Series 2023A), 5.000%, 10/15/2048	1,069,324
550,000	St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011) TOBs, 5.850%, Mandatory Tender 6/1/2025	562,976
	TOTAL	1,632,300
	Maryland—0.3%
320,000	Baltimore, MD (East Baltimore Research Park), Special Obligation Revenue Refunding Bonds (Series 2017A), 5.000%, 9/1/2038	319,140
400,000	Westminster, MD (Lutheran Village at Miller’s Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	403,342
	TOTAL	722,482
	Massachusetts—0.9%
1,500,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior Sales Tax Bonds (Series 2023A-1), (Original Issue Yield: 4.260%), 4.000%, 7/1/2053	1,441,840
500,000	Massachusetts Water Resources Authority, General Revenue Bonds (Series 2023B), 5.250%, 8/1/2048	565,097
	TOTAL	2,006,937
	Michigan—5.1%
445,000	Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2045	452,855
1,750,000	Michigan State Finance Authority (Detroit, MI Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2039	1,751,090
500,000	Michigan State Finance Authority (Great Lakes, MI Water Authority Sewage Disposal System), Local Government Loan Program Revenue Bonds (Series 2015C-1), 5.000%, 7/1/2035	509,463
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$750,000		Michigan State Finance Authority (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-3), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2032	$760,323
600,000		Michigan State Finance Authority (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2037	604,203
2,500,000		Michigan State Finance Authority (McLaren Health Care Corp.), Revenue Bonds (Series 2019A), 4.000%, 2/15/2044	2,369,756
3,705,000		Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Refunding Revenue Bonds (Series 2014D), (United States Treasury PRF 3/1/2024@100), 5.000%, 9/1/2033	3,749,154
1,490,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.000%, 12/1/2037	1,490,819
		TOTAL	11,687,663
		Minnesota—0.2%
460,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission (Minneapolis-St. Paul International Airport), Subordinate Airport Revenue Bonds (Series 2022A), 5.000%, 1/1/2052	485,385
		Missouri—0.4%
750,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.000%, 2/1/2040	588,819
550,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	396,769
		TOTAL	985,588
		Montana—0.1%
350,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2047	281,732
		New Hampshire—0.0%
417,393	[1,2,3]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	91,827
		New Jersey—7.3%
750,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2041	816,250
1,000,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2047	1,074,607
2,500,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2014UU), 5.000%, 6/15/2034	2,542,167
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Jersey—continued
$500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022AA), 5.000%, 6/15/2035	$551,882
1,295,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022BB), 4.000%, 6/15/2042	1,235,186
1,000,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	1,067,190
500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2022CC), 5.500%, 6/15/2050	545,044
2,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2019A), 5.000%, 1/1/2048	2,108,208
500,000	South Jersey Transportation Authority, Transportation System Revenue Bonds (Series 2020A), 4.000%, 11/1/2050	460,370
3,355,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.250%, 6/1/2046	3,489,767
2,520,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Senior Refunding Bonds (Series 2018A), 5.000%, 6/1/2035	2,664,129
	TOTAL	16,554,800
	New Mexico—0.3%
650,000	New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	673,792
	New York—9.8%
1,650,000	Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2057	1,670,269
1,000,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 20114B), 5.250%, 11/15/2044	1,004,036
1,500,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.250%, 11/15/2055	1,547,318
2,000,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2023-DD), (Original Issue Yield: 4.380%), 4.125%, 6/15/2047	1,983,885
1,200,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second Generation Resolution Revenue Bonds (Series 2022FF), 5.000%, 6/15/2041	1,299,048
1,000,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023F-1), (Original Issue Yield: 4.450%), 4.000%, 2/1/2051	967,056
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$2,000,000		New York City, NY, UT GO Bonds (Fiscal 2014 Subseries D-1), 5.000%, 8/1/2030	$2,004,220
250,000		New York City, NY, UT GO Bonds (Series 2014G), 5.000%, 8/1/2030	252,480
1,000,000	[1]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	978,091
1,650,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Refunding Bonds (Series 2017B), 4.000%, 2/15/2046	1,615,079
1,500,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Refunding Bonds (Series 2022A), 4.000%, 3/15/2042	1,478,579
750,000		New York State Power Authority (New York State Power Authority Transmission Project), Green Transmission Project Revenue Bonds (Series 2022A), (Assured Guaranty Municipal Corp. INS), 4.000%, 11/15/2047	722,238
1,480,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2016A), 5.000%, 1/1/2046	1,507,338
1,000,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2040	954,564
1,000,000		Triborough Bridge & Tunnel Authority, NY (MTA Payroll Mobility Tax), MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Bonds (Series 2022D-2), 5.250%, 5/15/2047	1,107,665
1,000,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels General Revenue Bonds (Series 2022A), 5.000%, 11/15/2047	1,083,098
1,000,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels Sales Tax Revenue Bonds (Series 2023A), (Original Issue Yield: 4.630%), 4.250%, 5/15/2058	982,306
1,000,000		Utility Debt Securitization Authority, NY, Restructuring Bonds (Series 2022TE-2), 5.000%, 12/15/2049	1,109,614
		TOTAL	22,266,884
		North Carolina—0.5%
1,000,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2047	1,035,051
		Ohio—3.2%
1,500,000		American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.000%, 2/15/2042	1,508,222
1,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	925,094
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,000,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	$950,195
640,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.250%, 2/15/2047	645,979
1,440,000	Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	1,439,968
1,000,000	University of Cincinnati, OH, General Receipts Bonds (Series 2013C), (United States Treasury PRF 12/1/2023@100), 5.000%, 6/1/2033	1,008,068
750,000	University of Cincinnati, OH, General Receipts Bonds (Series 2013C), (United States Treasury PRF 12/1/2023@100), 5.000%, 6/1/2039	756,051
	TOTAL	7,233,577
	Oregon—0.9%
2,000,000	Oregon State (Oregon State Housing and Community Services Department), Single Family Mortgage Program (Series 2023A), 4.600%, 7/1/2043	2,002,834
	Pennsylvania—8.5%
1,500,000	Allegheny County, PA Hospital Development Authority (UPMC Health System), Revenue Bonds (Series 2019A), 4.000%, 7/15/2039	1,467,455
1,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2034	1,068,704
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2022), 5.000%, 10/1/2042	2,216,887
45,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	46,141
185,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	189,690
220,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	220,057
1,000,000	Delaware County, PA Authority (Villanova University), Revenue Bonds (Series 2015), 5.000%, 8/1/2040	1,020,726
1,000,000	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2020A), 4.000%, 4/1/2050	907,120
1,500,000	Lehigh County, PA General Purpose Authority (Lehigh Valley Academy Regional Charter School), Charter School Revenue Bonds (Series 2022), 4.000%, 6/1/2057	1,194,450
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,500,000	Northampton County, PA General Purpose Authority (Lafayette College), College Refunding and Revenue Bonds (Series 2017), 5.000%, 11/1/2047	$1,550,378
1,865,000	Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2016A), 4.000%, 8/15/2040	1,740,407
570,000	Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2053	519,094
1,090,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Health System Revenue Bonds (Series 2019), 4.000%, 8/15/2044	1,035,268
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.000%, 12/1/2045	1,023,102
345,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.250%, 12/1/2052	373,523
1,080,000	Philadelphia, PA Airport System, Airport Revenue and Refunding Bonds (Series 2017A), 5.000%, 7/1/2047	1,111,305
1,050,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2020A), 5.000%, 11/1/2045	1,105,847
1,250,000	Pittsburgh, PA Water & Sewer Authority, Water and Sewer System First Lien Revenue Bonds (Series 2020B), (Assured Guaranty Municipal Corp. GTD), 4.000%, 9/1/2050	1,226,176
1,200,000	Westmoreland County, PA Municipal Authority, Municipal Service Revenue Bonds (Series 2016), (Build America Mutual Assurance INS), 5.000%, 8/15/2042	1,211,566
	TOTAL	19,227,896
	Puerto Rico—2.1%
5,000,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	4,777,238
	Rhode Island—1.3%
3,000,000	Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	2,942,478
	South Carolina—1.2%
2,250,000	South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	2,269,321
500,000	South Carolina State Public Service Authority (Santee Cooper), Revenue Refunding and Improvement Bonds (Series 2020A), 4.000%, 12/1/2042	471,024
	TOTAL	2,740,345
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Tennessee—1.0%
$600,000	[2,3,4]	Blount County, TN Health and Educational Facilities Board (Asbury, Inc.), Revenue Refunding and Improvement Bonds (Series 2016A), 5.000%, 1/1/2047	$150,000
1,000,000		Chattanooga, TN Health, Educational & Housing Facility Board (CommonSpirit Health), Revenue Bonds (Series 2019A), 5.000%, 8/1/2049	1,019,063
1,000,000		Metropolitan Nashville Tennessee Airport Authority, Airport Revenue Bonds (Series 2022A), 5.000%, 7/1/2052	1,073,434
		TOTAL	2,242,497
		Texas—8.3%
500,000		Austin, TX (Austin, TX Water and Wastewater System), Water and Wastewater System Revenue Refunding Bonds (Series 2022), 5.000%, 11/15/2052	538,371
270,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), 6.000%, 8/15/2033	271,312
1,000,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2032	1,001,084
987,000		Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2021C), 4.000%, 9/1/2034	855,170
764,000		Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2021C), 4.000%, 9/1/2044	600,638
835,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), (United States Treasury PRF 10/1/2023@100), 5.250%, 10/1/2051	839,927
1,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Holding, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	800,497
1,460,000		Harris County, TX IDC (Energy Transfer LP), Marine Terminal Refunding Revenue Bonds (Series 2023) TOBs, 4.050%, Mandatory Tender 6/1/2033	1,462,700
1,500,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2021), 5.000%, 5/15/2051	1,575,158
685,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2045	695,595
1,930,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2048	2,005,828
415,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (Original Issue Yield: 7.550%), (United States Treasury PRF 11/15/2024@100), 7.500%, 11/15/2034	438,279
1,500,000		San Antonio, TX Independent School District, UT GO School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2047	1,643,687
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$750,000		Spring Branch, TX Independent School District, UT GO Schoolhouse Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 2/1/2042	$825,793
2,000,000		Spring, TX Independent School District, Unlimited Tax School Building Bonds (Series 2019), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 8/15/2043	1,977,354
1,500,000		Texas A & M University System Board of Regents—Permanent University Fund, Revenue Bonds (Series 2023), 5.000%, 7/1/2040	1,686,824
1,550,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	1,552,254
		TOTAL	18,770,471
		Utah—1.0%
1,970,000		Intermountain Power Agency, Power Supply Revenue Bonds (Series 2022A), 5.000%, 7/1/2041	2,160,591
		Washington—1.3%
375,000	[1]	Washington State Housing Finance Commission (Heron’s Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 6.000%, 7/1/2025	382,906
500,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	445,705
1,000,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2051	721,143
1,000,000	[1]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	774,195
1,000,000	[1]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue Bonds (Series 2020A), 5.000%, 1/1/2051	711,241
		TOTAL	3,035,190
		Wisconsin—0.4%
1,000,000	[1]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.250%, 12/1/2042	979,301
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $231,407,947)	226,541,857
	[5]	SHORT-TERM MUNICIPALS—0.4%
		Ohio—0.2%
380,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs, (Barclays Bank plc LIQ), 3.970%, 6/1/2023	380,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[5]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—0.2%
$500,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 4.050%, 6/1/2023	$500,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $880,000)	880,000
		TOTAL INVESTMENT IN SECURITIES—100% (IDENTIFIED COST $232,287,947)[6]	227,421,857
		OTHER ASSETS AND LIABILITIES—NET[7]	2,325,033
		LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES (VMTPS)	(88,600,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$141,146,890
At May 31, 2023, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
At May 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Long Bond Long Futures	85	$10,909,219	September 2023	$165,156
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2023, these restricted securities amounted to $10,007,188, which represented 7.1% of total net assets.
2
Security in default.
3
Non-income-producing security.
4
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.
5
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
6
The cost of investments for federal tax purposes amounts to $232,045,586.
7
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total market value at May 31, 2023.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$226,391,857	$150,000	$226,541,857
Short-Term Municipals	—	880,000	—	880,000
TOTAL SECURITIES	$—	$227,271,857	$150,000	$227,421,857
Other Financial Instruments:*
Assets	$165,156	$—	$—	$165,156
TOTAL OTHER FINANCIAL INSTRUMENTS	$165,156	$—	$—	$165,156
*
Other financial instruments are futures contracts.
The following acronym(s) are used throughout this portfolio:
CDD	—Community Development District
EDA	—Economic Development Authority
GO	—General Obligation
GTD	—Guaranteed
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LT	—Limited Tax
PRF	—Pre-refunded
TELA	—Toll Equity Loan Agreement
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Common Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.32	$15.65	$15.49	$15.35	$14.31	$15.04
Income From Investment Operations:
Net investment income	0.25	0.53	0.65	0.66	0.70	0.74
Net realized and unrealized gain (loss)	(0.05)	(3.29)	0.16	0.09	1.00	(0.73)
Distributions to auction market preferred shareholders from net investment income[1]	—	—	(0.00)[2]	(0.00)[2]	(0.07)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	(0.20)	(2.76)	0.81	0.75	1.63	(0.04)
Less Distributions to Common Shareholders:
Distributions from net investment income	(0.24)	(0.57)	(0.65)	(0.61)	(0.62)	(0.69)
Increase From Auction Market Preferred Share Tender and Repurchase	—	—	—	—	0.03	—
Net Asset Value, End of Period	$12.28	$12.32	$15.65	$15.49	$15.35	$14.31
Market Price, End of Period	$10.47	$11.02	$15.23	$14.45	$14.09	$12.40
Total Return at Net Asset Value[3]	1.62%	(17.84)%	5.28%	5.11%	11.83%	(0.28)%
Total Return at Market Price[4]	(2.86)%	(24.14)%	9.99%	7.17%	18.92%	(7.44)%
Ratios to Average Net Assets:
Net expenses[5]	3.42%[6]	2.17%	1.62%	2.05%	2.66%	2.54%
Net expenses excluding all interest and trust expenses[7]	0.99%[6,8]	0.99%	0.99%	0.99%[8]	0.99%[8]	0.99%[8]
Net investment income[9]	3.93%[6]	3.93%	4.11%	4.37%	4.66%	5.06%
Expense waiver/reimbursement[10]	0.21%[6]	0.22%	0.19%	0.22%	0.26%	0.25%
Supplemental Data:
Net assets, end of year (000 omitted)	$141,147	$141,705	$179,906	$178,130	$176,491	$164,532
Portfolio turnover[11]	19%	52%	19%	20%	15%	30%
Semi-Annual Shareholder Report

Asset Coverage Requirements for Investment Company Act of 1940—Preferred Shares
	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share[12]
5/31/2023 - VMTPS	$88,600,000	$129,645	$100,355	$50,178	$50,000
11/30/2022 - VMTPS	$88,600,000	$129,957	$100,250	$50,125	$50,000
11/30/2021 - VMTPS	$113,600,000	$129,256	$100,082	$50,041	$50,000
11/30/2020 - VMTPS	$113,600,000	$126,287	$100,086	$50,043	$50,000
11/30/2020 - AMPS	$1,175,000	$126,287	$50,000	$25,000	$25,000
11/30/2019 - VMTPS	$113,600,000	$125,600	$100,168	$50,084	$50,000
11/30/2019 - AMPS	$1,175,000	$125,600	$50,002	$25,001	$25,000
11/30/2018	$114,750,000	$60,846	$50,078	$25,039	$25,000
1
The amounts shown are based on Common Share equivalents.
2
Represents less than $0.01.
3
Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable.
4
Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment.
5
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
Computed on an annualized basis.
7
Ratios do not reflect the effect of interest expense on variable rate municipal term preferred shares, dividend payments to preferred shareholders and any associated commission costs, or interest and trust expenses on tender option bond trusts.
8
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.99% for the six months ended May 31, 2023 and for the years ended November 30, 2020, 2019 and 2018, after taking into account these expense reductions.
9
Ratios reflect reductions for dividend payments to preferred shareholders.
10
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
11
Securities that mature are considered sales for purposes of this calculation.
12
Represents initial public offering price.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2023 (unaudited)

Assets:
Investment in securities, at value (identified cost $232,287,947)		$227,421,857
Due from broker		357,000
Receivable for variation margin on futures contracts		69,062
Cash		33,849
Income receivable		3,333,238
TOTAL ASSETS		231,215,006
Liabilities:
Payable for investments purchased	$656,355
Income distribution payable - Common Shares	442,677
Interest payable - VMTPS	314,591
Payable for investment adviser fee (Note 4)	2,619
Payable for administrative fee (Note 4)	232
Accrued expenses (Note 4)	67,531
TOTAL ACCRUED LIABILITIES		1,484,005
Other Liabilities:
Variable Rate Municipal Term Preferred Shares (VMTPS) (1,772 shares authorized and issued at $50,000 per share) (net of deferred offering costs of $15,889, Note 6)	88,584,111
TOTAL LIABILITIES		90,068,116
Net assets applicable to Common Shares		$141,146,890
Net Assets Applicable to Common Shares Consists of:
Paid-in capital		$158,805,344
Total distributable earnings (loss)		(17,658,454)
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES		$141,146,890
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$141,146,890 ÷ 11,498,091 shares outstanding ($0.01 par value, unlimited shares authorized)		$12.28
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2023 (unaudited)

Investment Income:
Interest			$5,234,908
Expenses:
Investment adviser fee (Note 4)		$634,885
Administrative fee (Note 4)		56,660
Custodian fees		3,505
Transfer agent fees		27,801
Directors’/Trustees’ fees (Note 4)		3,741
Auditing fees		22,937
Legal fees		10,294
Portfolio accounting fees		57,114
Printing and postage		12,733
Interest expense - VMTPS (Note 6)		1,728,574
Miscellaneous (Notes 4)		29,178
TOTAL EXPENSES		2,587,422
Waiver and Reduction:
Waiver of investment adviser fee (Note 4)	$(149,930)
Reduction of custodian fees (Note 5)	(2,513)
TOTAL WAIVER AND REDUCTION		(152,443)
Net expenses			2,434,979
Net investment income			2,799,929
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,637,786)
Net realized loss on futures contracts			(386,608)
Net change in unrealized depreciation of investments			1,208,974
Net change in unrealized depreciation of futures contracts			199,864
Net realized and unrealized loss on investments and futures contracts			(615,556)
Change in net assets resulting from operations applicable to Common Shares			$2,184,373
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2023	Year Ended 11/30/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,799,929	$6,063,028
Net realized (loss)	(2,024,394)	(11,475,692)
Net change in unrealized appreciation/depreciation	1,408,838	(26,234,920)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES	2,184,373	(31,647,584)
Distribution to Common Shareholders	(2,742,295)	(6,553,912)
Change in net assets	(557,922)	(38,201,496)
Net Assets:
Beginning of period	141,704,812	179,906,308
End of period	$141,146,890	$141,704,812
See Notes which are an integral part of the Financial Statements
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Statement of Cash Flows
May 31, 2023 (unaudited)

Operating Activities:
Change in net assets resulting from operations applicable to common shares	$2,184,373
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided By Operating Activities:
Purchase of investment securities	(44,435,031)
Proceeds from sale of investment securities	43,419,773
Net sales of short-term investment securities	2,120,000
Increase in due from broker	(231,000)
Decrease in income receivable	33,154
Decrease in payable for investments purchased	(1,286,349)
Increase in variation margin on futures contracts	(79,375)
Increase in interest payable—VMTPS	92,848
Decrease in payable for Directors’/Trustees’ fees	(493)
Decrease in payable for administrative fee	(572)
Decrease in accrued expenses	(61,787)
Net amortization of premium	532,861
Net realized loss on investments	1,637,786
Net change in unrealized depreciation of investments	(1,208,974)
NET CASH PROVIDED BY OPERATING ACTIVITIES	2,717,214
Financing Activities:
Decrease in deferred offering costs	5,278
Income distributions to participants	(2,771,040)
NET CASH USED IN FINANCING ACTIVITIES	(2,765,762)
Net decrease in cash	(48,548)
Cash:
Beginning of period	82,397
End of period	$33,849
Supplemental disclosure of cash flow information:
Cash paid for interest expense during the period ended May 31, 2023, was $1,635,726.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
May 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Premier Municipal Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, closed-end management investment company. The investment objective of the Fund is to provide current income exempt from federal income tax, including the federal AMT.
On February 11, 2021, the Fund’s Board of Trustees (the “Trustees”), amended and restated the By-Laws of the Fund to give Fund shareholders additional protections against unwanted takeover and other actions by activist investors. Among other things, the amendments reflected in the By-Laws: (1) add new provisions that limit the voting rights of certain large shareholders unless those rights are reinstated by the other shareholders (i.e., “control share provisions”); (2) add a forum selection clause that would generally require litigation to be brought in state or federal court located in Delaware; (3) increase the quorum required at a shareholder meeting from one-third to a simple majority of the shares entitled to vote for any trustee elections or vote to reinstate voting rights to any shareholders (including certain affiliates of such shareholder) owning more than certain thresholds of the Fund’s outstanding shares; (4) clarify the conduct of shareholder meetings and certain powers of the chairperson of the meeting; and (5) enhance existing provisions regarding shareholder nominations and proposals, including advance notice provisions to add additional protections for the Fund and provide information that is useful to the Trustees in evaluating any such nominations or proposals from shareholders.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
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normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
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mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to common shareholders, if any, are recorded on the ex-dividend date and are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reduction of $152,443 is disclosed in Note 5 and Note 6.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
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Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts and short futures contracts held by the Fund throughout the period was $3,435,692 and 1,903,438, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at May 31, 2023, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	05/27/2021	$171,878	$140,673
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	06/13/2014	$600,781	$606,959
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	07/10/2014	$250,325	$251,110
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2035	08/27/2015	$1,014,784	$1,018,998
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	08/11/2017	$636,337	$68,697
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.000%, 2/1/2040	01/10/2018	$751,578	$588,819
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	05/15/2018	$559,125	$396,769
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/06/2016	$588,645	$580,542
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	06/08/2017	$345,850	$91,827
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Security	Acquisition Date	Acquisition Cost	Market Value
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$1,000,000	$978,091
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.750%, 11/15/2042	10/06/2022	$628,527	$629,741
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.250%, 12/1/2042	02/02/2023	$1,000,000	$979,301
Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.000%, 7/15/2027	07/03/2013	$640,421	$640,471
Washington State Housing Finance Commission (Heron’s Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 6.000%, 7/1/2025	07/22/2015	$375,718	$382,906
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$501,620	$445,705
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2051	02/13/2019	$1,024,586	$721,143
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	01/14/2021	$1,045,349	$774,195
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue Bonds (Series 2020A), 5.000%, 1/1/2051	06/09/2021	$1,087,106	$711,241
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on future contracts	$165,156 *		—
*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(386,608)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$199,864
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. FEDERAL TAX INFORMATION
At May 31, 2023, the cost of investments for federal tax purposes was $232,045,586. The net unrealized depreciation of investments for federal tax purposes was $2,847,521. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $4,623,729 and unrealized depreciation from investments for those securities having an excess of cost over value of $7,471,250. Amounts are inclusive of derivative contracts.
As of November 30, 2022, the Fund had a capital loss carryforward of $11,306,045, which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$5,928,614	$5,377,431	$11,306,045
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The investment management agreement between the Fund and the Adviser provides for an annual management fee, payable daily, at the annual rate of 0.55% of the Fund’s managed assets.
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Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2023, the Adviser voluntarily waived $149,930 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2023, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. The total annual fund operating expenses (as shown in the financial highlights, excluding any interest and trust expenses on inverse floater trusts, interest expense on variable rate municipal term preferred shares (VMTPS) and commission costs on preferred shareholder dividend payments) paid by the Fund will not exceed 0.99%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements, no assurance can be given that future total annual operating expenses will not be more or less than 0.99%.
Interfund Transactions
During the six months ended May 31, 2023, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $16,820,000 and $20,440,000, respectively. Net realized gain (loss) recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
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Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended May 31, 2023, the Fund’s expenses were offset by $2,513 under these arrangements.
6. PREFERRED SHARES
Variable Rate Municipal Term Preferred Shares
The Fund’s VMTPS are a floating-rate form of preferred shares with dividends (which are treated as interest payments for financial reporting purposes) that reset weekly based on a fixed spread (subject to certain adjustments) above the Securities Industry and Financial Markets Association Municipal Swap Index. The VMTPS have a mandatory redemption date of October 18, 2049, as well as potential “Early Term Redemption Dates” (as such term is defined in the Statement Establishing and Fixing the Rights and Preferences of Variable Rate Municipal Term Preferred Shares (the “Statement”), including on each third anniversary of their issuance, the first of which was to occur on October 18, 2022.
The Fund designated a special terms period, pursuant to the terms of the Statement, which commenced on June 16, 2022 and will end on June 16, 2025 (the “Special Terms Period”). For the Special Terms Period, the fixed spread used to calculate the distribution rate on the VMTPS was reduced from 0.95% to 0.91%. The designation of the Special Terms Period changed the next Early Term Redemption Date from October 2025 to June 2025.
In the Fund’s Statement of Assets and Liabilities, the aggregate liquidation value of the VMTPS is shown as a liability since the shares have a stated mandatory redemption date. VMTPS are senior in priority to the Fund’s outstanding common shares as to payment of dividends. The average liquidation value outstanding and average annualized dividend rate of VMTPS for the Fund during the six months ended May 31, 2023, were $88.6 million and 3.9%, respectively. Dividends paid on VMTPS are treated as interest expense and recorded as incurred. For the six months ended May 31, 2023, interest expense on VMTPS amounted to $1,728,574.
Whenever preferred shares (including VMTPS) are outstanding, common shareholders will not be entitled to receive any distributions from the Fund unless all dividends and distributions due on the preferred shares have been paid, the Fund satisfies the 200% asset coverage requirement after giving effect to the distribution, and certain other requirements imposed by any nationally recognized statistical ratings organizations rating the preferred shares have been met.
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7. DEFFERRED COSTS
Costs incurred in connection with the VMTPS Special Terms period extension were recorded as a deferred charge to be amortized over a two year period. During the six months ended May 31, 2023, $5,278 of the charges was expensed. The Fund’s amortized deferred charges are recognized as a component of the applicable expense on the Statement of Operations.
8. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, For the six months ended May 31, 2023, were as follows:
Purchases	$44,435,031
Sales	$43,419,773
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition,
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governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Evaluation and Approval of Advisory Contract–May 2023
federated hermes premier municipal income fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) the “Contract” for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment
Semi-Annual Shareholder Report

advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also took into account information concerning the Fund’s closed-end structure, as well as the Fund’s market prices, net asset values, trading volume data, distribution rates and other matters relevant to Fund shareholders.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Semi-Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
Semi-Annual Shareholder Report

Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. The Board received and considered information regarding the Fund’s discount to net asset value per share, including comparative data for the Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2022. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, and total expense ratios relative to the category of peer funds selected by Morningstar (the “Expense Peer Group”).
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered closed-end funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and
Semi-Annual Shareholder Report

maintained by the Fund’s shareholders. The Board noted that the range of such other registered closed-end funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board also considered whether the Fund might benefit from economies of scale. The Board noted that, as a closed-end fund, the Fund has made an offering of a fixed number of common shares and (other than the issuance of preferred shares contemplated at the time of the Fund’s initial public offering) has not made and does not expect to make additional offerings to raise more assets. As a result, the Fund is unlikely to grow materially in size. The Board
Semi-Annual Shareholder Report

noted that, as a consequence, there does not appear to be any meaningful economies of scale to be realized from internal growth. Accordingly, the Board concluded that this was not a particularly relevant consideration in its overall evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
For each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Source of Distributions–Notice
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund’s distributions, if applicable, is available via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.
This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email CEinfo@federatedinvestors.com.
Semi-Annual Shareholder Report

Federated Hermes Premier Municipal Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
CUSIP 31423P108
CUSIP 31423P504
28583 (7/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Investments

(a)	The Registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

(a)	Not Applicable

(b) The following is the revised biographical information for Portfolio Manager R. J. Gallo:

R.J. Gallo

R.J. Gallo, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since its inception in December of 2002.

Mr. Gallo is Head of the Municipal Bonds Group and Head of the Duration Committee. He is responsible for day-to-day management of the Fund focusing on asset allocation, interest rate strategy and security selection. He has been with the Adviser or an affiliate since 2000; has worked in investment management since 1996; has managed investment portfolios since 2002. Education: B.A., University of Michigan; M.P.A., Princeton University.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies

Not Applicable. The registrant does not currently participate in a securities lending program and did not engage in any securities lending activities during the period of this report.

Item 13.	Exhibits

The following exhibits are filed with this report:

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable

(b)    Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Premier Municipal Income Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Treasurer and Principal Financial Officer

Date July 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, President and Principal Executive Officer

Date July 21, 2023

By /S/ Lori A. Hensler

Lori A. Hensler, Treasurer and Principal Financial Officer

Date July 21, 2023